Collaboration Interest-Bearing Advanced Funding (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate	Maturity	December 31, 2022
	%		US$’000
Non-current	—		—
Loans from a collaborator	7.98	No specific maturity date	260,932